Restructuring, Impairment and Other	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring, Impairment and Other
IMPAIRMENT AND OTHER
We recorded restructuring, impairment and other charges of $412 million and $516 million during the year ended December 31, 2017 and 2016, respectively. Details of these charges are discussed below.
RESTRUCTURING AND IMPAIRMENT CHARGES
In the current and prior periods, we approved various restructuring plans globally, mainly to consolidate manufacturing and service facilities, rationalize product lines and rooftops, and reduce headcount across various functions. As a result, we recognized a charge of $385 million and $293 million for the year ended December 31, 2017 and 2016, respectively. These restructuring initiatives will generate charges post 2017, and the related estimated remaining charges are approximately $150 million.
These charges are included as part of "Restructuring, impairment and other" in the consolidated and combined statements of income (loss).
The amount of costs not included in the reported segment results is as follows:

	2017	2016
Oilfield Services	$187	$122
Oilfield Equipment	114	52
Turbomachinery & Process Solutions	21	58
Digital Solutions	34	34
Corporate	29	27
Total	$385	$293
These costs were primarily related to product line terminations, plant closures and related expenses such as property, plant and equipment impairments, contract terminations and costs of assets' and employees' relocation, employee-related termination benefits, and other incremental costs that were a direct result of the restructuring plans.

	2017	2016
Property, plant & equipment, net	$131	$93
Employee-related termination expenses	186	111
Asset relocation costs	10	17
EHS remediation costs	9	20
Contract termination fees	26	37
Other incremental costs	23	15
Total	$385	$293
OTHER CHARGES
Other charges included in the "Restructuring, impairment and other" caption of the consolidated and combined statements of income (loss) was $27 million and $223 million for the year ended December 31, 2017 and 2016, respectively. Other charges include currency devaluation charges of $12 million and $138 million for the year ended December 31, 2017 and 2016, respectively, largely driven by significant currency devaluations in Angola and Nigeria. These markets have minimal currency derivative liquidity which limits our ability to offset these exposures.